Employee Stock Ownership Plan (ESOP) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Shares held by ESOP	8,944,697	9,686,238	10,216,738
Company contributions to ESOP	$ 63,441	$ 61,067	$ 58,067